Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	$ 161,389
Accounts receivable	422,752
Allowance for doubtful accounts	(19,327)
Notes receivable	31,468
Maximum exposure to credit risk for financial instruments	596,282
Regulated Services Group
Segment Reporting Information [Line Items]
Accounts receivable	$ 293,895